31. EXPLORATION EXPENSES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfExplorationExpensesLineItems [Line Items]
Exploration expenses	$ 44	$ 94	$ 3
Geological and geophysical expenses
DisclosureOfExplorationExpensesLineItems [Line Items]
Exploration expenses	17	18	0
Decrease in abandoned and unproductive wells
DisclosureOfExplorationExpensesLineItems [Line Items]
Exploration expenses	$ 27	$ 76	$ 3